UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: August 11, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
Address:   1999 Ave of the Stars, Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature, Place, and Date of Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  08/11/2006
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           32
                                         -----------
Form 13F Information Table Value Total:     $312,324
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Primus Telecommunications      Bond             741929AL7     1068 1200000 Prn      SOLE                   0      0    0
5.75%
Primus Telecommunications      Bond             741929AN3      960 2000000 Prn      SOLE                   0      0    0
3.75%
DOV Pharmaceutical Inc 2.50%   Bond             259858AB4     1026 2000000 Prn      SOLE                   0      0    0
AEP Industries                 COM              001031103    17634  527643 Sh       SOLE              527643      0    0
Aether Holdings                COM              00809C106    12100 2200000 Sh       SOLE             2200000      0    0
American Express               COM              025816109    21288  400000 Sh       SOLE              400000      0    0
Cheniere Energy                COM              16411R208     7722  198000 Sh       SOLE              198000      0    0
Core Mark Holding Co           COM              218681104     4097  114437 Sh       SOLE              114437      0    0
Dobson Communications          COM              256069105     5642  729901 Sh       SOLE              729901      0    0
Foot Locker                    COM              344849104    18581  758700 Sh       SOLE              758700      0    0
Freescale Semiconductor Class  COM              35687M206    26460  900000 Sh       SOLE              900000      0    0
B
Hawaiian Holdings              COM              419879101      510  150000 Sh       SOLE              150000      0    0
Hospira Inc                    COM              441060100     8588  200000 Sh       SOLE              200000      0    0
IHOP Corp                      COM              449623107    34880  725464 Sh       SOLE              725464      0    0
Laidlaw International          COM              50730R102    20135  799000 Sh       SOLE              799000      0    0
McDermott International        COM              580037109     6821  150000 Sh       SOLE              150000      0    0
Mercer Insurance               COM              587902107     7200  384395 Sh       SOLE              384395      0    0
Microsoft                      COM              594918104    20970  900000 Sh       SOLE              900000      0    0
Northwestern Corp              WTS              668074115     7794  805954 Sh       SOLE              805954      0    0
NYSE Group Inc                 COM              62949W103     3037   55440 Sh       SOLE               55440      0    0
Precision Drilling Trust       COM              740215108     9964  300000 Sh       SOLE              300000      0    0
Procter & Gamble               COM              742718109    36140  650000 Sh       SOLE              650000      0    0
Retail Ventures                COM              76128Y102    12474  700000 Sh       SOLE              700000      0    0
PF Chang's China Bistro        OPT              69333Y958      745    1000     PUT  SOLE                1000      0    0
Cheniere Energy                OPT              16411R908     9393    8500     CALL SOLE                8500      0    0
Sandisk                        OPT              80004C901     1225    2500     CALL SOLE                2500      0    0
American Express               OPT              025816909     1360    4000     CALL SOLE                4000      0    0
Altria Group                   OPT              02209S903     3435    3000     CALL SOLE                3000      0    0
Procter & Gamble               OPT              7427189AJ     1264    1600     CALL SOLE                1600      0    0
Procter & Gamble               OPT              7427189AX      148     250     CALL SOLE                 250      0    0
Cheniere Energy                OPT              164411RAL     1438    5000     CALL SOLE                5000      0    0
Wal Mart                       OPT              9311429AH     8225    7000     CALL SOLE                7000      0    0